Organization and Principles of Consolidation - Additional Information (Details)	Dec. 31, 2023 state
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of states in which entity operates	40
Sunoco LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of states in which entity operates	40